Leases - Schedule of Future Lease Payments Under Operating Leases (Details) ¥ in Thousands	Jun. 30, 2026 CNY (¥)
Schedule of Future Lease Payments Under Operating Leases [Abstract]
FY2026	¥ 607
FY2027	1,214
FY2028	517
FY2029	73
FY2030	73
FY2031	73
FY2032	73
FY2033	73
FY2034	73
FY2035	73
FY2036	31
Total future lease payments	2,880
less: imputed interest	(388)
Present value of future lease payments	¥ 2,492